Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICYiShares® iShares U.S. ETF Trust Supplement dated June 28, 2021 (the “Supplement”) to the Summary Prospectus, Prospectus, and the Statement of Additional Information (the “SAI”), each dated March 1, 2021 (as revised June 7, 2021), for the iShares Inflation Hedged Corporate Bond ETF (LQDI) (the “Fund”) The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund. The following changes will take effect for the Fund on a date specified by the officers of the Trust, and such date shall be no earlier than September 1, 2021 and no later than December 31, 2021: Current InvestmentObjectiveNew InvestmentObjectiveUnderlying IndexThe iShares Inflation Hedged Corporate Bond ETF seeks to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds.The iShares Inflation Hedged Corporate Bond ETF seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds.BlackRock Inflation Hedged Corporate Bond IndexIn connection with this change, all references in the Summary Prospectus, Prospectus, and SAI to the “benchmark provider” are replaced with “Index Provider”. Changes in the Fund’s “Principal Investment Strategies” The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in their entirety and replaced with the following: The Fund seeks to track the investment results of the BlackRock Inflation Hedged Corporate Bond Index (the “Underlying Index”), which is designed to minimize the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds, represented in the Underlying Index by the Underlying Fund, by including a series of up to 10 inflation swap contracts with different maturities (as determined by BlackRock Index Services, LLC (the “Index Provider”)). The Fund invests in U.S. dollar-denominated investment grade corporate bonds primarily through its investment in the Underlying Fund. The Fund seeks to track the inflation hedging component of the Underlying Index primarily through the use of positions in inflation swaps (i.e., enter into a contract or contracts in which the Fund will make fixed-rate payments based on a notional reference amount while receiving floating-rate payments on the same notional reference amount determined from an inflation index). The different maturities and weights of the swap contracts included in the Underlying Index are intended to hedge the portfolio’s inflation risk at key points on the yield curve, as determined by the Index Provider. The Underlying Index includes a fixed number of shares (to be adjusted in the event of any stock splits) of the Underlying Fund, and the Index Provider rebalances the weights of the inflation swap contracts included in the Underlying Index daily. On a monthly basis, the Index Provider will add new inflation swap contracts to the Underlying Index and remove the previous month’s inflation swap contracts. Finally, the Index Provider includes a 5% cash position in the Underlying Index in order to represent the collateral that is required to be kept available for the margin requirements for the inflation swap contracts. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities and instruments in the Fund’s Underlying Index. The Fund may also invest in other instruments designed to transfer inflation risk from one party to another, including but not limited to U.S. Treasury Inflation Protected Securities (“TIPS”), total return swaps, credit default swaps, interest rate swaps and U.S. Treasury futures (collectively with inflation swaps, “inflation hedging instruments”). The Fund’s investments in inflation hedging instruments are not intended to mitigate credit risk or other factors influencing the price of investment-grade corporate bonds, which may have a greater impact than inflation rates. Moreover, to the extent that inflation risk has been priced into the investment-grade corporate bonds owned by the Fund or the Underlying Fund, the Fund will underperform the Underlying Fund even during inflationary periods. The CFTC has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”). After the third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies,” the following paragraphs are added: BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after‑tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities and/or other instruments that collectively have an investment profile similar to that of an applicable underlying index. The securities and/or other instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may or may not hold all of the securities and/or other instruments in the Underlying Index. The fourth paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety. After the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies,” the following paragraphs are added: The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BFA, the Fund’s investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that an underlying fund is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Changes in the “Summary of Principal Risks” The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is deleted in its entirety and replaced with the following: As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. The order of the below risk factors does not indicate the significance of any particular risk factor. The section of the Summary Prospectus and Prospectus entitled “Management Risk” is deleted in its entirety and replaced with the following: Management Risk. As the Fund will not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment strategy may not produce the intended results. The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is updated to add the following: Commodity Regulatory Risk. The Fund is deemed a “commodity pool” and BFA is considered a “commodity pool operator” with respect to the Fund under the CEA. BFA is therefore subject to regulation by the SEC and the CFTC. BFA is also subject to regulation by National Futures Association (“NFA”). The regulatory requirements governing the use of commodity futures, options on commodity futures, certain swaps or certain other investments could change at any time. Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition. Passive Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets. Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. INDEX EXCHANGE TRADED FUNDS (“ETFs”) THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN SWAP CONTRACTS MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFs THAT DO NOT TRACK SUCH INDICES.If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737). iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares Inflation Hedged Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICYiShares® iShares U.S. ETF Trust Supplement dated June 28, 2021 (the “Supplement”) to the Summary Prospectus, Prospectus, and the Statement of Additional Information (the “SAI”), each dated March 1, 2021 (as revised June 7, 2021), for the iShares Inflation Hedged Corporate Bond ETF (LQDI) (the “Fund”) The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund. The following changes will take effect for the Fund on a date specified by the officers of the Trust, and such date shall be no earlier than September 1, 2021 and no later than December 31, 2021: Current InvestmentObjectiveNew InvestmentObjectiveUnderlying IndexThe iShares Inflation Hedged Corporate Bond ETF seeks to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds.The iShares Inflation Hedged Corporate Bond ETF seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds.BlackRock Inflation Hedged Corporate Bond IndexIn connection with this change, all references in the Summary Prospectus, Prospectus, and SAI to the “benchmark provider” are replaced with “Index Provider”. Changes in the Fund’s “Principal Investment Strategies” The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in their entirety and replaced with the following: The Fund seeks to track the investment results of the BlackRock Inflation Hedged Corporate Bond Index (the “Underlying Index”), which is designed to minimize the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds, represented in the Underlying Index by the Underlying Fund, by including a series of up to 10 inflation swap contracts with different maturities (as determined by BlackRock Index Services, LLC (the “Index Provider”)). The Fund invests in U.S. dollar-denominated investment grade corporate bonds primarily through its investment in the Underlying Fund. The Fund seeks to track the inflation hedging component of the Underlying Index primarily through the use of positions in inflation swaps (i.e., enter into a contract or contracts in which the Fund will make fixed-rate payments based on a notional reference amount while receiving floating-rate payments on the same notional reference amount determined from an inflation index). The different maturities and weights of the swap contracts included in the Underlying Index are intended to hedge the portfolio’s inflation risk at key points on the yield curve, as determined by the Index Provider. The Underlying Index includes a fixed number of shares (to be adjusted in the event of any stock splits) of the Underlying Fund, and the Index Provider rebalances the weights of the inflation swap contracts included in the Underlying Index daily. On a monthly basis, the Index Provider will add new inflation swap contracts to the Underlying Index and remove the previous month’s inflation swap contracts. Finally, the Index Provider includes a 5% cash position in the Underlying Index in order to represent the collateral that is required to be kept available for the margin requirements for the inflation swap contracts. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities and instruments in the Fund’s Underlying Index. The Fund may also invest in other instruments designed to transfer inflation risk from one party to another, including but not limited to U.S. Treasury Inflation Protected Securities (“TIPS”), total return swaps, credit default swaps, interest rate swaps and U.S. Treasury futures (collectively with inflation swaps, “inflation hedging instruments”). The Fund’s investments in inflation hedging instruments are not intended to mitigate credit risk or other factors influencing the price of investment-grade corporate bonds, which may have a greater impact than inflation rates. Moreover, to the extent that inflation risk has been priced into the investment-grade corporate bonds owned by the Fund or the Underlying Fund, the Fund will underperform the Underlying Fund even during inflationary periods. The CFTC has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”). After the third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies,” the following paragraphs are added: BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after‑tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities and/or other instruments that collectively have an investment profile similar to that of an applicable underlying index. The securities and/or other instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may or may not hold all of the securities and/or other instruments in the Underlying Index. The fourth paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety. After the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies,” the following paragraphs are added: The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BFA, the Fund’s investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that an underlying fund is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Changes in the “Summary of Principal Risks” The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is deleted in its entirety and replaced with the following: As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. The order of the below risk factors does not indicate the significance of any particular risk factor. The section of the Summary Prospectus and Prospectus entitled “Management Risk” is deleted in its entirety and replaced with the following: Management Risk. As the Fund will not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment strategy may not produce the intended results. The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is updated to add the following: Commodity Regulatory Risk. The Fund is deemed a “commodity pool” and BFA is considered a “commodity pool operator” with respect to the Fund under the CEA. BFA is therefore subject to regulation by the SEC and the CFTC. BFA is also subject to regulation by National Futures Association (“NFA”). The regulatory requirements governing the use of commodity futures, options on commodity futures, certain swaps or certain other investments could change at any time. Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition. Passive Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets. Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. INDEX EXCHANGE TRADED FUNDS (“ETFs”) THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN SWAP CONTRACTS MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFs THAT DO NOT TRACK SUCH INDICES.If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737). iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.